Goodwill and Intangible Assets (Q3)	9 Months Ended
Sep. 30, 2021
Intangible Assets [Abstract]
Goodwill and Intangible Assets
8. Goodwill and Intangible Assets

A summary of changes in goodwill for the nine months ended September 30, 2021 is as follows (in thousands):

Goodwill
Balance at December 31, 2020	$3,961
Acquisition of Sprout	27,049
Acquisition of TLH	14,648
Balance at September 30, 2021	$45,658

Intangible assets consisted of the following as of September 30, 2021 and December 31, 2020 (in thousands):

	September 30, 2021
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	14.3	$7,713	$(3,917)	$3,796
Software technology	7.7	5,694	(2,976)	2,718
Customer relationships	3.4	1,932	—	1,932
Total intangible assets	10.5	$15,339	$(6,893)	$8,446

	December 31, 2020
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	15.0	$7,255	$(3,556)	$3,699
Software technology	9.4	3,469	(2,663)	806
Total intangible assets	13.2	$10,724	$(6,219)	$4,505

Amortization expense for intangible assets was $0.2 million during each of the three months ended September 30, 2021 and 2020, and $0.7 millions during each of the nine months ended September 30, 2021 and 2020.

The estimated future amortization expense of intangible assets as of September 30, 2021 is as follows (in thousands):

Remaining period in 2021 (three months)	$611
Year ended December 31, 2022	2,057
Year ended December 31, 2023	1,659
Year ended December 31, 2024	1,442
Year ended December 31, 2025	1,017
Thereafter	1,660
$8,446